Acquisitions and Divestitures (Details Narrative) - USD ($)															3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 15, 2023	Apr. 15, 2022	Apr. 17, 2021	Mar. 12, 2021	Feb. 19, 2021	Jan. 05, 2021	Nov. 30, 2020	Nov. 10, 2020	Sep. 29, 2020	Jul. 02, 2020	Jun. 30, 2020	Mar. 11, 2020	Feb. 17, 2020	Nov. 06, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 23, 2019
Business Acquisition [Line Items]
Common stock, shares outstanding															59,927,241		59,927,241		14,471,403	8,015,756
Number of shares issued during acquisition, value																	$ 1,252,500		$ 3,691,338
Stock issued during period, shares					25,000
Revenues															$ 2,691,811	$ 5,173,982	$ 5,256,973	$ 7,127,328	$ 15,781,319	$ 12,523,432
Stock value					$ 99,750
Number of shares issued for acquisition of assets, value								$ 300,000		$ 70,850										$ 98,613
Number of shares issued for acquisition of assets						750,000		750,000				238,750
4Keeps Roses, Inc. [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired																					50.00%
Preferred Units [Member]
Business Acquisition [Line Items]
Stock value			$ 2,100.00
Conditional Preferred Units [Member]
Business Acquisition [Line Items]
Stock value			$ 5,300,000
Purchase Agreement [Member] | Cloud B Shares [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition													80,065
Share issued price per share													$ 1.00
Ownership interest													72.15%
Common stock, shares outstanding													110,964
Stock issued during period, shares													80,065
Stock Exchange Agreement [Member] | Sellers [Member]
Business Acquisition [Line Items]
Cumulative revenue									$ 10,000,000
Stock issued during period, shares									125,000
Stock Exchange Agreement [Member] | Jupiter Wellness, Inc [Member]
Business Acquisition [Line Items]
Consideration shares							200,000
Stock Exchange Agreement [Member] | Common Stock [Member] | Sellers [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition									2,210,382
Stock Exchange Agreement [Member] | Preferred Stock [Member] | Sellers [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition									764,618
Purchase and Sale Agreement [Member] | Common Stock [Member] | Seller [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition									2,210,382
Cumulative revenue									$ 10,000,000
Stock issued during period, shares									125,000
Purchase and Sale Agreement [Member] | Preferred Stock [Member] | Seller [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition									764,618
Asset Contribution Agreement [Member] | Preferred Units [Member]
Business Acquisition [Line Items]
Preferred units issued			1,000,000
Stock issued during the period exchange			$ 1,000,000
Asset Contribution Agreement [Member] | Preferred Units [Member] | Maximum [Member]
Business Acquisition [Line Items]
Preferred units issued			4,000,000
Earn-Out Target 1 [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Earn-out target description			In the event that the Company (1) develops a minimally viable product for the NFT Technology to validate the utility of the product/platform with features to attract and transact with customers and (2) is successful on-boarding a minimum of 10 approved influential celebrities on or before December 31, 2021, the Company shall issue to Emmersive and/or Emmersive’s Shareholders, 1,000,000 Conditional Preferred Units, with Put Rights.
Earn-Out Target 1 [Member] | Preferred Units [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Preferred units issued			1,000,000
Earn-Out Target 2 [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Earn-out target description			In the event that the Company generates a minimum of $7,000,000 in annualized booked revenues inclusive of revenues generated from the celebrities onboarded by the Company (collectively “Attributed Revenue”) in any three-calendar-month period ending on or before March 31, 2022 (i.e. more than $1,750,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with the Put Rights.
Earn-Out Target 2 [Member] | Maximum [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Revenues			$ 1,750,000
Earn-Out Target 2 [Member] | Minimum [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Revenues			$ 7,000,000
Earn-Out Target 2 [Member] | Preferred Units [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Preferred units issued			1,000,000
Earn-Out Target 3 [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Preferred units issued			1,000,000
Earn-out target description			In the event that the Company generates a minimum of $28,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2022 (i.e. more than $7,000,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.
Earn-Out Target 3 [Member] | Maximum [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Revenues			$ 7,000,000
Earn-Out Target 3 [Member] | Minimum [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Revenues			$ 28,000,000
Earn-Out Target 4 [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Earn-out target description			In the event that the Company generates a minimum of $62,000,000 in annualized Attributed Revenues in any three-calendar-month period ending on or before December 31, 2023 (i.e. more than $15,500,000 in Attributed Revenue in a period of three consecutive calendar months), the Company shall issue to Emmersive and/or Emmersive’s Shareholders 1,000,000 Conditional Preferred Units, with Put Rights.
Earn-Out Target 4 [Member] | Maximum [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Revenues			$ 15,500,000
Earn-Out Target 4 [Member] | Minimum [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Revenues			$ 62,000,000
Earn-Out Target 4 [Member] | Preferred Units [Member] | Shareholders [Member]
Business Acquisition [Line Items]
Preferred units issued			1,000,000
CBAV1, LLC [Member]
Business Acquisition [Line Items]
Payments to acquire assets				$ 3,000,000
Cash payment				$ 2,650,000
CBAV1, LLC [Member] | Forecast [Member]
Business Acquisition [Line Items]
Royalty payments	$ 200,000	$ 150,000
Pearl 33 Holdings, LLC [Member] | Indemnification Agreement [Member]
Business Acquisition [Line Items]
Number of shares issued during acquisition											150,000
Number of shares issued during acquisition, value											$ 405,000
Uber Mom, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets, value														$ 52,352
Number of shares issued for acquisition of assets														45,000